Derivative Financial Instruments - Cumulative Basis Adjustments for Fair Value Hedges (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Short-term debt
Amounts recorded in the Consolidated Balance Sheet related to cumulative basis adjustments for fair value hedges
Carrying amount of the hedged item	$ (1)	$ (199)
Cumulative hedging adjustments included in the carrying amount—assets/(liabilities)	$ (1)	$ 1
Hedged Liability, Statement of Financial Position [Extensible Enumeration]	Short-term debt	Short-term debt
Long-term debt
Amounts recorded in the Consolidated Balance Sheet related to cumulative basis adjustments for fair value hedges
Carrying amount of the hedged item	$ (6,629)	$ (6,216)
Cumulative hedging adjustments included in the carrying amount—assets/(liabilities)	$ 61	$ 72
Hedged Liability, Statement of Financial Position [Extensible Enumeration]	Long-term debt	Long-term debt
Hedging adjustments on discontinued hedging relationships	$ (200)	$ (250)